INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2021	2020
Deferred income tax assets
Tax losses carried forward	$1,731	$1,002
Financial instruments and other	284	408
	$2,015	$1,410
Deferred income tax liabilities
Property, plant and equipment	$(5,472)	$(3,367)
Intangible assets	(2,316)	(2,458)
Investment in associates and investment properties	(78)	(73)
	$(7,866)	$(5,898)
Net deferred income tax liabilities	$(5,851)	$(4,488)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred income tax assets	$160	$124
Deferred income tax liabilities	(6,011)	(4,612)
Net deferred income tax liabilities	$(5,851)	$(4,488)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2021	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2021
Deferred income tax assets related to non-capital losses and capital losses	$999	$377	$—	$(16)	$371	$1,731
Deferred income tax liabilities related to differences in tax and book basis, net	(5,487)	(617)	(260)	100	(1,318)	(7,582)
Net deferred income tax liabilities	$(4,488)	$(240)	$(260)	$84	$(947)	$(5,851)

		Recognized in
US$ MILLIONS	Jan. 1, 2020	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2020
Deferred income tax assets related to non-capital losses and capital losses	$397	$506	$—	$146	$(50)	$999
Deferred income tax liabilities related to differences in tax and book basis, net	(4,905)	(560)	(125)	(126)	229	(5,487)
Net deferred income tax liabilities	$(4,508)	$(54)	$(125)	$20	$179	$(4,488)

(1)Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The following table details the expiry date, if applicable, of the non-capital losses:

	Year of Expiration
US$ MILLIONS	2022	2023	2024	2025	2026	Beyond	Do not expire	Total
As of December 31, 2021	$35	$35	$18	$4	$5	$269	$996	$1,362
As of December 31, 2020	36	37	18	7	5	287	573	963

US$ MILLIONS	2021	2020	2019
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(164)	$(219)	$(148)
Cash flow hedges	(63)	63	3
Pension plan actuarial changes	(33)	31	3
Total income tax expense recognized directly in other comprehensive income	$(260)	$(125)	$(142)

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Tax expense comprises:
Current income tax expense	$374	$237	$250
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	13	(37)	29
Changes in tax rates or the imposition of new taxes	188	41	(20)
Previously unrecognized deferred taxes	39	50	19
Total income tax expense	$614	$291	$278
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$3,333	$1,195	$928
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	829	431	304
Change in substantively enacted tax rates	188	41	(20)
International operations subject to different tax rates	(9)	(21)	(6)
Taxable income attributable to non-controlling interests	(325)	(91)	(62)
Portion of gains subject to different tax rates	(115)	(117)	34
Deferred tax assets not recognized	39	50	19
Permanent differences and other	7	(2)	9
Income tax expense recognized in profit or loss	$614	$291	$278